Consolidating Financial Information (Consolidating Statements of Income) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenue:
Net sales - product									$ 2,211,878		$ 2,138,127		$ 1,786,076
Rental revenue									11,431		11,431		11,316
Total revenue	516,180	554,044	590,406	562,679	505,556	557,396	578,523	508,083	2,223,309	[1]	2,149,558	[1]	1,797,392	[1]
Costs:
Cost of goods sold - product									1,581,393		1,586,145		1,277,505
Cost of rental									4,386		4,386		4,428
Total costs									1,585,779		1,590,531		1,281,933
Gross profit	140,536	162,059	165,399	169,536	125,071	145,196	147,796	140,964	637,530		559,027		515,459
Selling, general, and administrative expenses									154,209		151,602		136,967
Research, development, and testing expenses									117,845		105,496		91,188
Gain on legal settlement, net									0		38,656		0
Operating (loss) profit									365,476		340,585		287,304
Interest and financing expenses, net									10,815		18,820		17,261
Loss on early extinguishment of debt									9,932	[2]	0	[2]	0	[2]
Other (expense) income, net									(3,338)		(18,048)		(10,047)
(Loss) income before income taxes and equity income of subsidiaries									341,391		303,717		259,996
Income tax (benefit) expense									101,798		96,810		82,871
Equity income of subsidiaries									0		0		0
Net income	53,063	64,715	55,268	66,547	33,698	71,361	52,259	49,589	239,593		206,907		177,125
Parent Company [Member]
Revenue:
Net sales - product									0		0		0
Rental revenue									0		0		0
Total revenue									0		0		0
Costs:
Cost of goods sold - product									0		0		0
Cost of rental									0		0		0
Total costs									0		0		0
Gross profit									0		0		0
Selling, general, and administrative expenses									6,089		6,159		5,310
Research, development, and testing expenses									0		0		0
Gain on legal settlement, net											0
Operating (loss) profit									(6,089)		(6,159)		(5,310)
Interest and financing expenses, net									8,432		14,398		12,871
Loss on early extinguishment of debt									9,092
Other (expense) income, net									(5,300)		(18,558)		(10,586)
(Loss) income before income taxes and equity income of subsidiaries									(28,913)		(39,115)		(28,767)
Income tax (benefit) expense									(17,985)		(15,400)		(11,635)
Equity income of subsidiaries									250,521		230,622		194,257
Net income									239,593		206,907		177,125
Guarantor Subsidiaries [Member]
Revenue:
Net sales - product									880,351		842,294		744,288
Rental revenue									11,431		11,431		11,316
Total revenue									891,782		853,725		755,604
Costs:
Cost of goods sold - product									414,867		460,240		396,483
Cost of rental									4,386		4,386		4,428
Total costs									419,253		464,626		400,911
Gross profit									472,529		389,099		354,693
Selling, general, and administrative expenses									118,630		108,970		101,495
Research, development, and testing expenses									86,494		77,569		69,914
Gain on legal settlement, net											38,656
Operating (loss) profit									267,405		241,216		183,284
Interest and financing expenses, net									(1,450)		1,266		2,032
Loss on early extinguishment of debt									840
Other (expense) income, net									1,749		1,885		(93)
(Loss) income before income taxes and equity income of subsidiaries									269,764		241,835		181,159
Income tax (benefit) expense									93,740		83,348		62,580
Equity income of subsidiaries									0		0		0
Net income									176,024		158,487		118,579
Non-Guarantor Subsidiaries [Member]
Revenue:
Net sales - product									1,331,527		1,295,833		1,041,788
Rental revenue									0		0		0
Total revenue									1,331,527		1,295,833		1,041,788
Costs:
Cost of goods sold - product									1,166,526		1,125,905		881,022
Cost of rental									0		0		0
Total costs									1,166,526		1,125,905		881,022
Gross profit									165,001		169,928		160,766
Selling, general, and administrative expenses									29,490		36,473		30,162
Research, development, and testing expenses									31,351		27,927		21,274
Gain on legal settlement, net											0
Operating (loss) profit									104,160		105,528		109,330
Interest and financing expenses, net									3,833		3,156		2,358
Loss on early extinguishment of debt									0
Other (expense) income, net									213		(1,375)		632
(Loss) income before income taxes and equity income of subsidiaries									100,540		100,997		107,604
Income tax (benefit) expense									26,043		28,862		31,926
Equity income of subsidiaries									0		0		0
Net income									74,497		72,135		75,678
Total Consolidating Adjustments [Member]
Revenue:
Net sales - product									0		0		0
Rental revenue									0		0		0
Total revenue									0		0		0
Costs:
Cost of goods sold - product									0		0		0
Cost of rental									0		0		0
Total costs									0		0		0
Gross profit									0		0		0
Selling, general, and administrative expenses									0		0		0
Research, development, and testing expenses									0		0		0
Gain on legal settlement, net											0
Operating (loss) profit									0		0		0
Interest and financing expenses, net									0		0		0
Loss on early extinguishment of debt									0
Other (expense) income, net									0		0		0
(Loss) income before income taxes and equity income of subsidiaries									0		0		0
Income tax (benefit) expense									0		0		0
Equity income of subsidiaries									(250,521)		(230,622)		(194,257)
Net income									$ (250,521)		$ (230,622)		$ (194,257)

[1]	Net sales to one customer of our petroleum additives segment exceeded 10% of consolidated revenue in 2012, 2011, and 2010. Sales to Shell amounted to $252 million (11% of consolidated revenue) in 2012, $246 million (11% of consolidated revenue) in 2011, and $217 million (12% of consolidated revenue) in 2010. These sales represent a wide range of products sold to this customer in multiple regions of the world.
[2]	In March 2012, we entered into a $650 million five-year unsecured revolving credit facility which replaced our previous $300 million unsecured revolving credit facility. In April 2012, we used a portion of this new credit facility to fund the early redemption of all of our outstanding 7.125% senior notes due 2016, representing an aggregate principal amount of $150 million. In May 2012, we used a portion of the new credit facility to repay the outstanding principal amount on the Foundry Park I, LLC mortgage loan agreement (mortgage loan). As a result, we recognized a loss on early extinguishment of debt of $9.9 million during the year ended December 31, 2012 from accelerated amortization of financing fees associated with the prior revolving credit facility, the 7.125% senior notes, and the mortgage loan, as well as costs associated with redeeming the 7.125% senior notes prior to maturity.